Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 3,099
In 2023	365
In 2024	1,577
In 2025	2,524
After 2025	8,202
Total	$ 15,767